Supplementary Insurance Information - Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplementary Insurance Information, by Segment [Line Items]
Deferred policy acquisition costs	$ 943	$ 997	$ 954
Reserves for future policy benefits and claims	33,974	30,598	27,327
Net earned premiums	22	24	21
Net investment income	1,478	1,376	1,230
Benefits, claims, losses and settlement expenses	915	829	753
Amortization of deferred policy acquisition costs	133	152	139
Other operating expenses	169	151	129
Annuity
Supplementary Insurance Information, by Segment [Line Items]
Deferred policy acquisition costs	917	977	930
Reserves for future policy benefits and claims	33,316	29,907	26,622
Net investment income	1,458	1,355	1,211
Benefits, claims, losses and settlement expenses	892	800	724
Amortization of deferred policy acquisition costs	129	147	134
Other operating expenses	158	141	120
Run-off Life
Supplementary Insurance Information, by Segment [Line Items]
Deferred policy acquisition costs	26	20	24
Reserves for future policy benefits and claims	658	691	705
Net earned premiums	22	24	21
Net investment income	20	21	19
Benefits, claims, losses and settlement expenses	23	29	29
Amortization of deferred policy acquisition costs	4	5	5
Other operating expenses	$ 11	$ 10	$ 9